Convertible Notes Payable (Details)	12 Months Ended
Jul. 31, 2016 USD ($)
Net Carrying Amount	$ 73,949
Convertible Notes Payable [Member]
Issue Date	7/31/2012
Expiry date	7/31/2013
Amount of Loan	$ 40,000
Interest rate	10.00%
Unamortized Debt Discount
Net Carrying Amount	$ 40,000
Convertible Notes Payable 1 [Member]
Issue Date	1/22/2016
Expiry date	1/22/2017
Amount of Loan	$ 40,500
Interest rate	12.00%
Unamortized Debt Discount	$ 19,312
Net Carrying Amount	$ 21,188
Convertible Notes Payable 2 [Member]
Issue Date	3/11/2016
Expiry date	3/11/2017
Amount of Loan	$ 335,000
Interest rate	8.00%
Unamortized Debt Discount	$ 204,671
Net Carrying Amount	$ 130,329
Convertible Notes Payable 3 [Member]
Issue Date	7/13/2016
Expiry date	7/13/2017
Amount of Loan	$ 55,125
Interest rate	10.00%
Unamortized Debt Discount	$ 52,427
Net Carrying Amount	$ 2,698
Convertible Notes Payable 4 [Member]
Issue Date	7/14/2016
Expiry date	4/14/2017
Amount of Loan	$ 53,500
Interest rate	12.00%
Unamortized Debt Discount	$ 50,180
Net Carrying Amount	3,320
Total Loans [Member]
Amount of Loan	524,125
Unamortized Debt Discount	326,590
Net Carrying Amount	197,535
Less short term notes [Member]
Net Carrying Amount	$ (123,586)